LOSS PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LOSS PER SHARE
Shares issued to depository bank (in shares)	6,700,002	0	9,000,000